Schedule of Fair Value of Option Grant of Weighted-average Assumptions (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Risk-free interest rate	0.21%	0.21%	0.51%
Expected life of the options	3 years 6 months	3 years 6 months	3 years 6 months
Expected volatility of the underlying stock	76.30%	76.30%	70.70%
Expected dividend rate	0.00%	0.00%	0.00%